UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-7059

     T. Rowe Price Blue Chip Growth Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE BLUE CHIP GROWTH FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.8%
CONSUMER DISCRETIONARY 8.7%
Diversified Consumer Services 0.0%
Apollo Group, Class A (1)	100,000	4,320
		4,320
Hotels, Restaurants & Leisure 3.1%
International Game Technology	1,150,000	46,242
Las Vegas Sands (1)	1,135,000	83,581
Marriott, Class A	2,230,000	76,623
McDonald's	890,000	49,635
MGM Mirage (1)	400,000	23,508
Yum! Brands	1,900,000	70,699
		350,288
Internet & Catalog Retail 2.0%
Amazon.com (1)	3,130,000	223,169
Expedia (1)	500,000	10,945
		234,114
Media 1.7%
Discovery Holding, Class A (1)	1,120,000	23,766
McGraw-Hill	1,700,000	62,815
Omnicom	1,900,000	83,942
Shaw Communications, B Shares	1,000,000	18,180
		188,703
Multiline Retail 1.1%
Kohl's (1)	2,350,000	100,792
Target	500,000	25,340
		126,132
Specialty Retail 0.4%
Bed Bath & Beyond (1)	1,400,000	41,300
		41,300
Textiles, Apparel & Luxury Goods 0.4%
Coach (1)	1,700,000	51,255
		51,255
Total Consumer Discretionary		996,112
CONSUMER STAPLES 6.0%
Beverages 0.5%
PepsiCo	880,000	63,536
		63,536
Food & Staples Retailing 4.1%
Costco Wholesale	970,000	63,021
CVS Caremark	6,850,000	277,493
Sysco	700,000	20,314
Wal-Mart	1,960,000	103,253
		464,081
Household Products 1.4%
Procter & Gamble	2,230,000	156,256
		156,256
Total Consumer Staples		683,873
ENERGY 9.7%
Energy Equipment & Services 5.5%
Baker Hughes	1,500,000	102,750
Schlumberger	3,670,000	319,290
Smith International	3,130,000	201,040
		623,080
Oil, Gas & Consumable Fuels 4.2%
Chevron	430,000	36,705
EOG Resources	385,000	46,200
ExxonMobil	1,730,000	146,324
Murphy Oil	1,450,000	119,103
Petroleo Brasileiro, ADR	460,000	38,957
Total, ADR	1,210,000	89,552
		476,841

Total Energy		1,099,921

FINANCIALS 11.2%

Capital Markets 9.6%
Ameriprise Financial	1,750,000	90,738
Bank of New York Mellon	2,500,000	104,325
BlackRock	130,000	26,543
Charles Schwab	3,850,000	72,496
Franklin Resources	1,630,000	158,094
Goldman Sachs	730,000	120,735
Merrill Lynch	1,030,000	41,962
Morgan Stanley	2,260,000	103,282
Northern Trust	1,450,000	96,381
State Street	3,470,000	274,130
UBS (CHF)	10,000	291
		1,088,977
Consumer Finance 0.3%
American Express	700,000	30,604
		30,604
Diversified Financial Services 0.7%
CME Group	170,000	79,747
IntercontinentalExchange (1)	34,000	4,437
		84,184
Insurance 0.6%
Prudential Financial	890,000	69,642
		69,642

Total Financials		1,273,407
HEALTH CARE 16.9%

Biotechnology 4.8%
Celgene (1)	2,100,000	128,709
Genentech (1)	2,300,000	186,714
Gilead Sciences (1)	4,480,000	230,854
		546,277
Health Care Equipment & Supplies 4.7%
Alcon	541,000	76,957
Baxter International	820,000	47,412
Becton, Dickinson & Company	275,000	23,609
Intuitive Surgical (1)	103,000	33,408
Medtronic	2,750,000	133,018
St. Jude Medical (1)	2,800,000	120,932
Stryker	1,585,000	103,104
		538,440
Health Care Providers & Services 4.9%
Aetna	2,950,000	124,166
Cardinal Health	220,000	11,552
Express Scripts (1)	1,300,000	83,616
Humana (1)	950,000	42,617
Laboratory Corporation of America (1)	1,600,000	117,888
McKesson	1,300,000	68,081
Medco (1)	2,000,000	87,580
WellPoint (1)	500,000	22,065
		557,565
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific (1)	430,000	24,441
		24,441
Pharmaceuticals 2.3%
Allergan	1,630,000	91,916
Merck	910,000	34,535
Novartis, Regulation D Shares (CHF)	10,000	513
Roche Holding - Genusscheine (CHF)	460,000	86,687
Schering-Plough	2,500,000	36,025
Wyeth	300,000	12,528
		262,204
Total Health Care		1,928,927
INDUSTRIALS & BUSINESS SERVICES 12.0%
Aerospace & Defense 3.2%
General Dynamics	2,050,000	170,908
Lockheed Martin	640,000	63,552
Rockwell Collins	770,000	44,006
United Technologies	1,240,000	85,337
		363,803
Air Freight & Logistics 0.4%
Expeditors International of Washington	890,000	40,210
		40,210
Construction & Engineering 0.8%
Foster Wheeler (1)	1,670,000	94,556
		94,556
Industrial Conglomerates 4.0%
GE	8,600,000	318,286
McDermott International (1)	1,475,000	80,859
Tyco International	1,210,000	53,301
		452,446
Machinery 3.3%
Danaher	3,800,000	288,914
Illinois Tool Works	925,000	44,613
Joy Global	665,000	43,331
PACCAR	40,000	1,800
		378,658
Trading Companies & Distributors 0.3%
Fastenal	700,000	32,151
		32,151
Total Industrials & Business Services		1,361,824
INFORMATION TECHNOLOGY 26.7%
Communications Equipment 5.7%
Cisco Systems (1)	7,000,000	168,630
Corning	4,000,000	96,160
Juniper Networks (1)	6,310,000	157,750
Nokia, ADR	3,950,000	125,729
QUALCOMM	2,525,000	103,525
		651,794
Computers & Peripherals 4.2%
Apple (1)	1,675,000	240,362
Dell (1)	3,700,000	73,704
EMC (1)	5,000,000	71,700
Hewlett-Packard	1,925,000	87,896
		473,662
Internet Software & Services 4.2%
eBay (1)	2,620,000	78,181
Google, Class A (1)	676,000	297,758
Monster Worldwide (1)	1,500,000	36,315
VeriSign (1)	1,839,800	61,155
		473,409
IT Services 3.4%
Accenture, Class A	2,260,000	79,484
Automatic Data Processing	3,000,000	127,170
Fiserv (1)	845,000	40,636
Mastercard, Class A	235,000	52,403
Visa, Class A (1)	1,401,400	87,391
		387,084
Semiconductor & Semiconductor Equipment 3.0%
Analog Devices	1,400,000	41,328
Applied Materials	1,810,000	35,313
Broadcom, Class A (1)	1,000,000	19,270
Intel	3,800,000	80,484
Marvell Technology Group (1)	6,560,000	71,373
Xilinx	4,030,000	95,712
		343,480
Software 6.2%
Adobe Systems (1)	1,500,000	53,385
Autodesk (1)	1,780,000	56,034
Electronic Arts (1)	2,100,000	104,832
Intuit (1)	770,000	20,798
McAfee (1)	1,000,000	33,090
Microsoft	10,330,000	293,165
Nintendo (JPY)	160,000	82,737
Oracle (1)	3,300,000	64,548
		708,589

Total Information Technology		3,038,018
MATERIALS 4.2%
Chemicals 2.7%
Monsanto	1,730,000	192,895
Praxair	1,385,000	116,658
		309,553
Metals & Mining 1.5%
Freeport-McMoRan Copper & Gold	1,640,000	157,801
Nucor	100,000	6,774
		164,575
Total Materials		474,128
TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 0.4%
AT&T	1,400,000	53,620
		53,620
Wireless Telecommunication Services 4.0%
America Movil, ADR	3,220,000	205,082
American Tower Systems, Class A (1)	3,950,000	154,879
Bharti Airtel (INR) (1)	640,000	13,093
MetroPCS Communications (1)	770,000	13,090
Rogers Communications, Class B	1,850,000	66,452
		452,596
Total Telecommunication Services		506,216

Total Common Stocks (Cost $9,393,122)		11,362,426
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(3)	22,755,362	22,755
Total Short-Term Investments (Cost $22,755)		22,755
Total Investments in Securities
100.0% of Net Assets (Cost $9,415,877)		$11,385,181

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depository Receipts
CHF	Swiss Franc
INR	Indian Rupee
JPY	Japanese Yen

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund
3.29%	¤	¤		$356	$ 22,755	$ 20,767

Totals				$356	$22,755	$ 20,767

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$22,755
Dividend income		356
Interest income			-
Investment income		$356
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Fund
Unaudited	March 31, 2008
Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$11,179,105,000
Level 2 – significant other observable inputs	206,076,000
Level 3 – significant unobservable inputs	0
Total	$11,385,181,000

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $9,415,877,000. Net unrealized gain aggregated $1,969,612,000 at period-end, of which $2,448,299,000 related to appreciated investments and $478,687,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008